Equity Incentive Plan (Details) - USD ($)			1 Months Ended		12 Months Ended
	Nov. 12, 2015	Nov. 10, 2014	Nov. 17, 2014	Jul. 30, 2014	Dec. 31, 2015	Oct. 12, 2015	Nov. 05, 2014
Equity Incentive Plan [Line Items]
Share-based payment award, description
The exercise price of an incentive stock option may not be less than 110% of fair value of the common stock at the date of the grant for a 10% or more shareholder and 100% of fair value for a grantee who is not a 10% shareholder.

Award vesting and expiration period description				Vesting period of the grants under the 2014 Plan may not be more than five years and expiration period not more than ten years.
Share-based payment award, Number of shares authorized				1		250	3
Issuance of aggregate amount of common stock			250
Share-based compensation expense					$ 898,000
Stock Will Vest on May 10, 2015 [Member]
Equity Incentive Plan [Line Items]
Common stock vested, shares
Stock Will Vest on November 10, 2015 [Member]
Equity Incentive Plan [Line Items]
Common stock vested, shares		1
Stock Will Vest on November 10, 2016 [Member]
Equity Incentive Plan [Line Items]
Common stock vested, shares		1
Officers Directors And Employees [Member]
Equity Incentive Plan [Line Items]
Issuance of aggregate amount of common stock		2
Non Executive [Member]
Equity Incentive Plan [Line Items]
Issuance of aggregate amount of common stock
Unpaid board fees		$ 80,000
Board Fees	$ 15,000				3
Restricted Stock [Member]
Equity Incentive Plan [Line Items]
Share-based compensation expense					120,000
Compensation cost not yet recognized					$ 416,000
Compensation cost not yet recognized, Period for recognition					12 months